Summary of the movements in the carrying value of right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of fair value measurement of assets [line items]
Balance as at the beginning of the year		₨ 160,037	₨ 200,760
Additions		86,914	13,548
Deletions		(2,476)
Depreciation (Refer note 13)		(61,446)	(54,271)
Effects of movements in foreign exchange rates
Balance as at the end of the year	$ 2,142	183,029	160,037
Buildings [member]
Disclosure of fair value measurement of assets [line items]
Balance as at the beginning of the year		139,970	189,893
Additions		86,914
Deletions		(2,476)
Depreciation (Refer note 13)		(50,289)	(49,923)
Effects of movements in foreign exchange rates
Balance as at the end of the year		174,119	139,970
Others [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at the beginning of the year		20,067	10,867
Additions			13,548
Deletions
Depreciation (Refer note 13)		(11,157)	(4,348)
Effects of movements in foreign exchange rates
Balance as at the end of the year		₨ 8,910	₨ 20,067